UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Takahiro Yamasaki              New York, NY               January 31, 2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     367,326
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BURLINGTON NORTHN SANTA FE      COM         12189T104     6,027      85,100   SH           Sole                85,100
FLUOR CORP                      COM         343412102     3,786      49,000   SH           Sole                49,000
GENERAL ELECTRIC                COM         369604103    10,452     298,200   SH           Sole               298,200
INGERSOLL-RAND CO LTD/ USD/     CL A        G4776G101     7,735     191,600   SH           Sole               191,600
L 3 COMMUNICATIONS HLDG CORP    COM         502424104    10,156     136,600   SH           Sole               136,600
PENTAIR INC                     COM         709631105     1,778      51,500   SH           Sole                51,500
PITNEY BOWES                    COM         724479100     3,667      86,800   SH           Sole                86,800
BEST BUY INC.                   COM         086516101     2,291      52,700   SH           Sole                52,700
CARNIVAL CORP UNIT              PAIRED CTF  143658300     5,994     112,100   SH           Sole               112,100
COACH INC                       COM         189754104     5,041     151,200   SH           Sole               151,200
DISNEY/THE WALT/ CO HLDG CO     COM         254687106     5,381     224,500   SH           Sole               224,500
EBAY INC                        COM         278642103     4,473     103,500   SH           Sole               103,500
HOME DEPOT                      COM         437076102     4,918     121,500   SH           Sole               121,500
JOHNSON CONTROLS INC.           COM         478366107     2,530      34,700   SH           Sole                34,700
KOHLS CORP                      COM         500255104     4,199      86,400   SH           Sole                86,400
OMNICOM GROUP IN                COM         681919106     2,750      32,300   SH           Sole                32,300
DEVON ENERGY CORP               COM         25179M103     7,749     123,900   SH           Sole               123,900
EXXON MOBIL CORP                COM         30231G102     8,403     149,600   SH           Sole               149,600
OCCIDENTAL PETROLEUM            COM         674599105     7,852      98,300   SH           Sole                98,300
TRANSOCEAN INC                  COM         G90078109     7,743     111,100   SH           Sole               111,100
AMBAC FINANCIAL GROUP           COM         023139108     5,810      75,400   SH           Sole                75,400
AMERICAN EXPRESS COMPANY        COM         025816109     6,803     132,200   SH           Sole               132,200
AMERICAN INTERNATIONAL GROUP    COM         026874107    11,599     170,000   SH           Sole               170,000
BANK OF AMERICA CORP            COM         060505104    12,825     277,900   SH           Sole               277,900
CITIGROUP INC                   COM         172967101     9,856     203,100   SH           Sole               203,100
FRANKLIN RESOURCES INC          COM         354613101     6,731      71,600   SH           Sole                71,600
GOLDMAN SACHS GROUP             COM         38141G104     8,020      62,800   SH           Sole                62,800
JP MORGAN CHASE & COMPANY       COM         46625H100    11,343     285,800   SH           Sole               285,800
MOODYS CORPORATION              COM         615369105     6,197     100,900   SH           Sole               100,900
AMGEN INC.                      COM         031162100     7,168      90,900   SH           Sole                90,900
JOHNSON & JOHNSON               COM         478160104     9,646     160,500   SH           Sole               160,500
LILLY /ELI/ & CO.               COM         532457108     4,550      80,400   SH           Sole                80,400
MEDTRONIC INC                   COM         585055106     6,062     105,300   SH           Sole               105,300
UNITED HEALTH GROUP INC         COM         91324P102     9,886     159,100   SH           Sole               159,100
WELLPOINT INC                   COM         94973V107    10,660     133,600   SH           Sole               133,600
ZIMMER HOLDINGS INC             COM         98956P102     3,547      52,600   SH           Sole                52,600
ALTERA CORP                     COM         021441100     4,030     217,500   SH           Sole               217,500
CISCO SYSTEMS INC               COM         17275R102     6,872     401,400   SH           Sole               401,400
COGNIZANT TECH SOLUTIONS CRP A  CL A        192446102     3,861      76,800   SH           Sole                76,800
COMPUTER SCIENCES CORP          COM         205363104     2,380      47,000   SH           Sole                47,000
PAGE TOTAL:                                             260,774

DELL INC                        COM         24702R101     5,247     175,200   SH           Sole               175,200
EMC CORP MASS                   COM         268648102     6,721     493,500   SH           Sole               493,500
MAXIM INTERGRATED PRODS INC     COM         57772K101     5,788     159,700   SH           Sole               159,700
MICROSOFT CORP                  COM         594918104    10,463     400,100   SH           Sole               400,100
MOTOROLA INC                    COM         620076109     3,614     160,000   SH           Sole               160,000
NETWORK APPLIANCE INC           COM         64120L104     2,730     101,100   SH           Sole               101,100
YAHOO INC                       COM         984332106     5,050     128,900   SH           Sole               128,900
ALCOA INC                       COM         013817101     3,658     123,700   SH           Sole               123,700
PRAXAIR INC                     COM         74005P104     3,877      73,200   SH           Sole                73,200
ALTRIA GROUP INC                COM         02209S103     4,722      63,200   SH           Sole                63,200
BUNGE LIMITED                   COM         G16962105     3,215      56,800   SH           Sole                56,800
CVS CORPORATION                 COM         126650100     9,271     350,900   SH           Sole               350,900
PEPSICO INC                     COM         713448108     8,502     143,900   SH           Sole               143,900
PROCTER & GAMBLE                COM         742718109    11,084     191,500   SH           Sole               191,500
AT&T INC                        COM         00206R102     5,934     242,300   SH           Sole               242,300
SPRINT NEXTEL CORP              COM         852061100     4,235     181,300   SH           Sole               181,300
EXELON CORPORATION              COM         30161N101     3,778      71,100   SH           Sole                71,100
TXU CORPORATION                 COM         873168108     8,663     172,600   SH           Sole               172,600
PAGE TOTAL:                                             106,552
GRAND TOTAL:                                            367,326



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